Loan Level Exception - Disposition

																											FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	56024387	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: The Final CD did not disclose why the subject loan did not an escrow account.	REVIEWER - CURED COMMENT (XXXX-XX-XX): AMC received Letter of Explanation & Corrected Closing Disclosure. BUYER - GENERAL COMMENT (XXXX-XX-XX): PCCD	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	63697729	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception:	Guidelines require legal/conforming zoning. Appraisal indicates that there is no zoning. Lender approved exception. Guidelines limited payment shock to 250%. Borrower’s payment shows of XXX% exceeds guidelines. Lender approved exception with the following compensating factors:	REVIEWER - WAIVED COMMENT (XXXX-XX-XX): Client Waived REVIEWER - WAIVED COMMENT (XXXX-XX-XX): Client Waived	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Closing Costs Paid at Closing. (Final/XX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/XX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/XX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Closing Disclosure provided on XX/XX/XXXX did not disclose the Closing Costs Paid at Closing. (Interim/XX/XX/XXXX)	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: ABA reflects an affiliate and was not signed by the borrower.
Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: Line 3 is blank rather than reflecting $0.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: CD reflects TIP of XX% but calculated TIP of XX%, outside of .003% tolerance.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The difference consists of XXXX Lender paid broker comp, and Lender used incorrect Fully indexed rate of XXXX in place of XXXX
Federal Compliance - TRID Interim Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: Line 3 is blank rather than reflecting $0.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX-XX-XX): system
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX-XX-XX): system
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX-XX-XX): system
REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Post consummation CD provided correctly reflects the closing costs paid at closing as $0; however was provided outside the required 60 days from discovery.
SELLER - GENERAL COMMENT (XXXX-XX-XX): Lender provided a post consummation CD dated XX/XX/XXXX.
REVIEWER - GENERAL COMMENT (XXXX-XX-XX): The CD provided 1/XX/2016 reflects a total of $400 from Section D. of the Closing Disclosure under "Loan Costs Subtotals (A + B + C)" and -$400 from Section I. under "Other Costs Subtotals (E + F + G + H)" which equates to $0 and should be disclosed in Section J. under "Closing Costs Subtotals (D+I)" pursuant to 1026.38(h)(2). Under 1026.38(j)(1)(iv), the subtotal from Section J should then disclosed on line K03 in the Summaries of Transactions table labeled, "Closing Costs Paid at Closing" calculated pursuant to (h)(2). Please see citations and the link to the annotated CD from the XXXX website below for reference.
http:/XX/files.consumerfinance.gov/XX/201312_XXXX_tila-respa_annotated-closing-disclosure.pdf
1026.38(h) Closing cost totals.
(1) The sum of the costs disclosed as borrower-paid pursuant to paragraph (h)(2) of this section and the amount disclosed in paragraph (h)(3) of this section, under the subheading "Total Closing Costs (Borrower-Paid)."
(2) The sum of the amounts disclosed in paragraphs (f)(5) and (g)(6) of this section, designated borrower-paid at or before closing, and the sum of the costs designated seller-paid at or before closing or paid by others disclosed pursuant to paragraphs (f) and (g) of this section, labeled "Closing Costs Subtotals."
1026.38(j) Summary of borrower's transaction. Under the heading "Summaries of Transactions," with a statement to "Use this table to see a summary of your transaction," two separate tables are disclosed. The first table shall include, under the subheading "Borrower's Transaction," the following information and shall satisfy the following requirements:
(1) Itemization of amounts due from borrower.
(i) The total amount due from the consumer at closing, calculated as the sum of items required to be disclosed by paragraph (j)(1)(ii) through(x) of this section, excluding items paid from funds other than closing funds as described in paragraph (j)(4)(i) of this section, labeled "Due from Borrower at Closing";
(ii) The amount of the contract sales price of the property being sold in a purchase real estate transaction, excluding the price of any tangible personal property if the consumer and seller have agreed to a separate price for such items, labeled "Sale Price of Property";
(iii) The amount of the sales price of any tangible personal property excluded from the contract sales price pursuant to paragraph (j)(1)(ii) of this section, labeled "Sale Price of Any Personal Property Included in Sale";
(iv) The total amount of closing costs disclosed that are designated borrower-paid at closing, calculated pursuant to paragraph (h)(2) of this section, labeled "Closing Costs Paid at Closing";
SELLER - GENERAL COMMENT (XXXX-XX-XX): Lender provided a rebuttal indicating that the TRID regulation provides an allowance for the field to be blank if it is not applicable and provided a snip of the section of the regulation they believe pertains to this.
REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Seller provided a rebuttal indicating that the section is not subject to tolerance, CD's issued by the lender will reflect blank when there is $0 in closing costs being paid by the borrower and it carries no assignee liability.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (XXXX-XX-XX): Seller provided a rebuttal indicating that the section is not subject to tolerance, CD's issued by the lender will reflect blank when there is $0 in closing costs being paid by the borrower and it carries no assignee liability.
REVIEWER - CURED COMMENT (XXXX-XX-XX): Data was corrected on subsequent CDs (XXXX).
REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Lender provided a post consummation Closing Disclosure dated XX/XX/XXXX with a TIP of XX% which matches the calculated TIP of XX% when lender paid interest is included which is an acceptable calculation method.  Not curable within TRID regulation.
SELLER - GENERAL COMMENT (XXXX-XX-XX): Lender provided a post consummation Closing Disclosure dated XX/XX/XXXX with a TIP of XX%.
REVIEWER - CURED COMMENT (XXXX-XX-XX): Lender provided a post consummation Closing Disclosure dated XX/XX/XXXX with a TOP of $XX which matches the calculated TOP of $XX when lender paid fees are included which is an acceptable calculation method.  Condition cured.
SELLER - GENERAL COMMENT (XXXX-XX-XX): Lender provided a post consummation Closing Disclosure dated XX/XX/XXXX with a TOP of $XX.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX-XX-XX): system
REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Post consummation CD provided correctly reflects the closing costs paid at closing as $0; however was provided outside the required 60 days from discovery.
SELLER - GENERAL COMMENT (XXXX-XX-XX): Lender provided a post consummation CD dated XX/XX/XXXX.
REVIEWER - GENERAL COMMENT (XXXX-XX-XX): The CD provided 1/XX/2016 reflects a total of $400 from Section D. of the Closing Disclosure under "Loan Costs Subtotals (A + B + C)" and -$400 from Section I. under "Other Costs Subtotals (E + F + G + H)" which equates to $0 and should be disclosed in Section J. under "Closing Costs Subtotals (D+I)" pursuant to 1026.38(h)(2). Under 1026.38(j)(1)(iv), the subtotal from Section J should then disclosed on line K03 in the Summaries of Transactions table labeled, "Closing Costs Paid at Closing" calculated pursuant to (h)(2). Please see citations and the link to the annotated CD from the XXXX website below for reference.
http:/XX/files.consumerfinance.gov/XX/201312_XXXX_tila-respa_annotated-closing-disclosure.pdf
1026.38(h) Closing cost totals.
(1) The sum of the costs disclosed as borrower-paid pursuant to paragraph (h)(2) of this section and the amount disclosed in paragraph (h)(3) of this section, under the subheading "Total Closing Costs (Borrower-Paid)."
(2) The sum of the amounts disclosed in paragraphs (f)(5) and (g)(6) of this section, designated borrower-paid at or before closing, and the sum of the costs designated seller-paid at or before closing or paid by others disclosed pursuant to paragraphs (f) and (g) of this section, labeled "Closing Costs Subtotals."
1026.38(j) Summary of borrower's transaction. Under the heading "Summaries of Transactions," with a statement to "Use this table to see a summary of your transaction," two separate tables are disclosed. The first table shall include, under the subheading "Borrower's Transaction," the following information and shall satisfy the following requirements:
(1) Itemization of amounts due from borrower.
(i) The total amount due from the consumer at closing, calculated as the sum of items required to be disclosed by paragraph (j)(1)(ii) through(x) of this section, excluding items paid from funds other than closing funds as described in paragraph (j)(4)(i) of this section, labeled "Due from Borrower at Closing";
(ii) The amount of the contract sales price of the property being sold in a purchase real estate transaction, excluding the price of any tangible personal property if the consumer and seller have agreed to a separate price for such items, labeled "Sale Price of Property";
(iii) The amount of the sales price of any tangible personal property excluded from the contract sales price pursuant to paragraph (j)(1)(ii) of this section, labeled "Sale Price of Any Personal Property Included in Sale";
(iv) The total amount of closing costs disclosed that are designated borrower-paid at closing, calculated pursuant to paragraph (h)(2) of this section, labeled "Closing Costs Paid at Closing";
SELLER - GENERAL COMMENT (XXXX-XX-XX): Lender provided a rebuttal indicating that the TRID regulation provides an allowance for the field to be blank if it is not applicable and provided a snip of the section of the regulation they believe pertains to this.
REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Seller provided a rebuttal indicating that the section is not subject to tolerance, CD's issued by the lender will reflect blank when there is $0 in closing costs being paid by the borrower and it carries no assignee liability.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (XXXX-XX-XX): Seller provided a rebuttal indicating that the section is not subject to tolerance, CD's issued by the lender will reflect blank when there is $0 in closing costs being paid by the borrower and it carries no assignee liability.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is generally no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	1) DTI of XX below max allowed of 43% 2) Required residual $XXXX/ Actual $XXXX 3) Reserves required is 6 months; Actual is 18 months 4) 80% LTV < 90% guideline max		B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	99320961	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.	XXX% payment shock exceeds maximum allowed per guidelines of 250% for FTHB. Lender approved exception.	REVIEWER - WAIVED COMMENT (XXXX-XX-XX): Client waived	1	2	[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $550.00. (7507)
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $550.00. (7506)	REVIEWER - CURED COMMENT (XXXX-XX-XX): Cured at closing. REVIEWER - CURED COMMENT (XXXX-XX-XX): Cured at closing.	Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Compensation of large RSU income not being included in qualifying income. DTI of XX.XX% is significantly below 43% maximum Residual income of $XXXX exceed required of $XXXX		B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	81918710	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Credit Eligibility - Guideline Issue: Derogatory mortgage payments outside of credit guidelines	Per guidelines, no significant derogatory housing event allowed in the most recent 2 years. Borrowers had short sale which included a 1st and 2nd mortgage that is only 1.91 years from application date. Lender approved exception.	REVIEWER - WAIVED COMMENT (XXXX-XX-XX): Client elects to Waive.	1	2	[2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.63260% or Final Disclosure APR of 6.63300% is in excess of allowable threshold of APOR 3.15% + 2.5%, or 5.65000%. Compliant Higher Priced Loan.	Miscellaneous Compliance - Other Compliance Exception (Manual Add): TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's Title - Closing Fee of $570, Title - Statutory Surcharge fee of $3.28, Transfer - Taxes - Deed State of $4,095 and Survey fee of $275 were reflected on the Seller's CD; however, were not reflected on the Borrower's Final CD.	REVIEWER - GENERAL COMMENT (XXXX-XX-XX): Captured Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	32.0 months reserves > 9.0 months guideline minimum.

XX% DTI on this Full documentation loan < 50.0% guideline maximum.

																									Borrower on this Full documentation loan has a disposable income of $XXXX, > $XXXX residual income requirement. by $XXXX		B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	93806075	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	Lender approved this exception to XX%.	REVIEWER - WAIVED COMMENT (XXXX-XX-XX): Client elects to waive.	1				1					XXX representative FICO score > 660 guideline minimum - XX points above guideline minimum		B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	56607554	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	98625893	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	44577751	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.39570% or Final Disclosure APR of 6.44400% is in excess of allowable threshold of APOR 3.88% + 2.5%, or 6.38000%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (XXXX-XX-XX): Client accepts.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	12789271	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	[1] State Compliance - (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold): Connecticut Non-Prime Home Loan: APR on subject loan of 6.87260% is in excess of allowable threshold of APOR 4.41% + 1.5%, or 5.91000%. Compliant Loan.
																					[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.87260% or Final Disclosure APR of 6.90700% is in excess of allowable threshold of APOR 4.41% + 1.5%, or 5.91000%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (XXXX-XX-XX): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (XXXX-XX-XX): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	53213611	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	35459174	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	15642117	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,610.46 exceeds tolerance of $2,292.00 plus 10% or $2,521.20.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7363)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.73510% or Final Disclosure APR of 6.77800% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: LO Compensation Disclosure was not provided.
Federal Compliance - TRID Final Closing Disclosure Assumption: Fixed Rate Note does not allow for assumption, however, the Final CD indicates the loan is assumable.  Please provide a Post Consummation CD reflecting the change and proof it was provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: CD did not disclose the amount of fees exceeding legal limits.  0% tolerance exceeded for Attorney Review fee of $200, Endorsement fee of $495.20, Settlement fee of $350.   Please provide a Post Consummation CD reflecting the changes and any cure due, and proof it was provided to the borrower.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Final CD reflects an increase in fees subject to 10% variance:  Binding LE dated XX/XX/XXXX discloses fees subject to 10% tolerance of $2.292; the Final CD reflects total fees subject to the 10% tolerance of $2,610.42 and exceeds the binding limit by $318.46.  Please provide a Post Consummation CD reflecting the changes and any cure due, and proof it was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change of Circumstance for new fee was not located, and no cure was provided. Initial Loan Estimate did not disclose a  Attorney Review Fee.  Please provide a Post Consummation CD reflecting the changes and any cure due, and proof it was provided to the borrower.
Federal Compliance - Federal HPML 2014 Compliant: Note Rate is XX%.	REVIEWER - WAIVED COMMENT (XXXX-XX-XX): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (XXXX-XX-XX): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (XXXX-XX-XX): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (XXXX-XX-XX): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (XXXX-XX-XX): Seller provided the PCCD, refund, LOX and shipping label.
SELLER - GENERAL COMMENT (XXXX-XX-XX): PCCD and refund being issued.
REVIEWER - CURED COMMENT (XXXX-XX-XX): Seller provided the PCCD, refund, LOX and shipping label.
SELLER - GENERAL COMMENT (XXXX-XX-XX): PCCD/and refund being issued.
REVIEWER - WAIVED COMMENT (XXXX-XX-XX): [Redacted] mortgage purchases HOML compliant loans.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B